Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Charges Net
Schedule of Deferred Charges

The movement in Deferred charges, net in the accompanying consolidated balance sheets are as follows:

Special Survey
Costs
Balance, January 1, 2015	$122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	358
Amortization	(73)
Balance, December 31, 2017	$285